Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Funds - 3.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,960	$ 14,048
Transamerica Unconstrained Bond (A)	11,928,746	105,330,830

		105,344,878

International Equity Funds - 11.7%
Transamerica BlackRock Real Estate Securities VP (A)	936,498	8,981,018
Transamerica Emerging Markets Opportunities (A)	13,538,361	102,079,241
Transamerica International Equity (A)	5,642,974	118,163,868
Transamerica International Focus (A)	8,959,454	75,796,980
Transamerica International Small Cap Value (A)	7,322,383	109,616,075

		414,637,182

International Mixed Allocation Fund - 15.7%
Transamerica Aegon Bond VP (A)	57,780,542	557,582,231

U.S. Equity Funds - 51.8%
Transamerica Janus Mid-Cap Growth VP (A)	1,411,339	46,729,437
Transamerica JPMorgan Enhanced Index VP (A)	36,478,938	967,056,638
Transamerica JPMorgan Mid Cap Value VP (A)	599,025	9,476,575
Transamerica Large Cap Value (A)	15,573,300	222,075,253
Transamerica Mid Cap Growth (A) (C)	6,765,059	67,515,285
Transamerica Mid Cap Value Opportunities (A)	4,341,516	50,578,659
Transamerica Small Cap Value (A) (C)	1,520,267	8,832,752
Transamerica T. Rowe Price Small Cap VP (A)	2,191,741	27,221,420
Transamerica WMC US Growth VP (A)	10,802,791	439,349,503

		1,838,835,522

U.S. Fixed Income Funds - 16.2%
Transamerica Core Bond (A)	7,400,498	63,496,272
Transamerica Floating Rate (A)	3,740,777	33,891,436
Transamerica High Yield Bond (A)	37,542,452	303,343,011
Transamerica Long Credit (A)	18,027,385	175,045,913

		575,776,632

Total Investment Companies (Cost $3,297,443,145)		3,492,176,445

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Notes 4.13%, 01/31/2025(E)	$ 40,547,700	40,217,722

Total U.S. Government Obligation (Cost $40,319,257)		40,217,722

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 2.50% (F), dated 03/28/2024, to be repurchased at $16,084,969 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $16,402,134.

$ 16,080,503	$ 16,080,503

Total Repurchase Agreement (Cost $16,080,503)	16,080,503

Total Investments (Cost $3,353,842,905)	3,548,474,670
Net Other Assets (Liabilities) - 0.0% (G)	1,007,841

Net Assets - 100.0%	$ 3,549,482,511

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	7,845	06/28/2024	$837,162,990	$839,537,578	$2,374,588	$—
10-Year U.S. Treasury Notes	415	06/18/2024	45,709,231	45,980,703	271,472	—
CAD Currency	773	06/18/2024	57,482,424	57,155,620	—	(326,804)
E-Mini Russell 2000® Index	499	06/21/2024	52,680,238	53,540,205	859,967	—
EURO STOXX 50® Index	648	06/21/2024	35,277,173	35,269,329	—	(7,844)
MSCI EAFE Mini Index	1,764	06/21/2024	207,366,756	207,896,220	529,464	—
MSCI Emerging Markets Index	2,020	06/21/2024	106,045,984	105,949,000	—	(96,984)
S&P 500® E-Mini Index	125	06/21/2024	32,663,354	33,178,125	514,771	—
S&P/TSX 60 Index	467	06/20/2024	91,789,553	92,493,271	703,718	—
TOPIX Index	538	06/13/2024	96,290,187	98,444,973	2,154,786	—

Total					$7,408,766	$(431,632)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bonds	(1,662)	06/18/2024	$(209,070,242)	$(214,398,000)	$—	$(5,327,758)

Total Futures Contracts					$7,408,766	$(5,759,390)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,492,162,397	$—	$—	$3,492,162,397
U.S. Government Obligation	—	40,217,722	—	40,217,722
Repurchase Agreement	—	16,080,503	—	16,080,503

Total	$3,492,162,397	$56,298,225	$—	$3,548,460,622

Investment Companies Measured at Net Asset Value (D)				14,048

Total Investments				$3,548,474,670

Other Financial Instruments
Futures Contracts (I)	$7,408,766	$—	$—	$7,408,766

Total Other Financial Instruments	$7,408,766	$—	$—	$7,408,766

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(5,759,390)	$—	$—	$(5,759,390)

Total Other Financial Instruments	$(5,759,390)	$—	$—	$(5,759,390)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2024	Shares as of March 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$585,742,430	$—	$(26,072,341)	$(4,820,555)	$2,732,697	$557,582,231	57,780,542	$—	$—
Transamerica BlackRock Real Estate Securities VP	9,102,763	—	—	—	(121,745)	8,981,018	936,498	—	—
Transamerica Core Bond	75,917,197	682,331	(11,951,994)	(2,169,148)	1,017,886	63,496,272	7,400,498	682,331	—
Transamerica Emerging Markets Opportunities	100,454,638	—	—	—	1,624,603	102,079,241	13,538,361	—	—
Transamerica Floating Rate	33,207,285	683,078	—	—	1,073	33,891,436	3,740,777	683,078	—
Transamerica Global Allocation Liquidating Trust	14,870	—	—	—	(822)	14,048	11,960	—	—
Transamerica High Yield Bond	299,830,247	4,614,106	—	—	(1,101,342)	303,343,011	37,542,452	4,614,106	—
Transamerica International Equity	122,615,488	—	(8,580,625)	1,161,288	2,967,717	118,163,868	5,642,974	—	—
Transamerica International Focus	144,716,839	—	(73,111,680)	3,133,814	1,058,007	75,796,980	8,959,454	—	—
Transamerica International Small Cap Value	103,538,497	—	—	—	6,077,578	109,616,075	7,322,383	—	—
Transamerica Janus Mid-Cap Growth VP	76,766,973	—	(35,040,985)	(12,483,020)	17,486,469	46,729,437	1,411,339	—	—
Transamerica JPMorgan Enhanced Index VP	883,225,820	15,546,395	(25,843,908)	4,648,286	89,480,045	967,056,638	36,478,938	—	—
Transamerica JPMorgan Mid Cap Value VP	37,338,861	—	(29,543,934)	(4,192,761)	5,874,409	9,476,575	599,025	—	—
Transamerica Large Cap Value	221,249,467	28,407,548	(51,821,460)	12,886,379	11,353,319	222,075,253	15,573,300	639,749	—
Transamerica Long Credit	143,393,341	36,472,939	—	—	(4,820,367)	175,045,913	18,027,385	2,104,503	—
Transamerica Mid Cap Growth	97,240,116	—	(36,787,204)	(8,478,348)	15,540,721	67,515,285	6,765,059	—	—
Transamerica Mid Cap Value Opportunities	47,322,522	—	—	—	3,256,137	50,578,659	4,341,516	—	—
Transamerica Small Cap Value	29,529,929	—	(20,311,843)	(1,561,006)	1,175,672	8,832,752	1,520,267	—	—
Transamerica T. Rowe Price Small Cap VP	41,007,637	—	(16,049,211)	841,837	1,421,157	27,221,420	2,191,741	—	—
Transamerica Unconstrained Bond	103,959,125	1,830,681	—	—	(458,976)	105,330,830	11,928,746	1,604,182	—
Transamerica WMC US Growth VP	273,908,240	123,329,759	—	—	42,111,504	439,349,503	10,802,791	—	—

Total	$3,430,082,285	$211,566,837	$(335,115,185)	$(11,033,234)	$196,675,742	$3,492,176,445	252,516,006	$10,327,949	$—

(B)	Restricted security. At March 31, 2024, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$14,048	0.0%(G)

(C)	Non-income producing securities.
(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $32,258,030.
(F)	Rate disclosed reflects the yield at March 31, 2024.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation — Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5